SIGNIFICANT EVENTS DURING THE REPORTING PERIOD - Disclosure of detailed information about debentures during the period (Details) - CAD ($) $ in Thousands		1 Months Ended	6 Months Ended
		Jun. 30, 2025	Jun. 30, 2025
Significant Events During The Reporting Period [Abstract]
Beginning Balance			$ 1,968
Amortization of discount expenses			152
Recognition Of Extension Fee			209
Recognition of discount equal to embedded conversion feature			(363)
Partial conversion into common shares	[1]	$ (1,395)	(1,395)
Ending Balance		$ 571	$ 571

[1]	During the period commencing May 26, 2025 through June 30, 2025, total debentures at carrying amount of approximately $1,395 have been converted into 625,461 common shares of the Company.